Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 0.1000
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		$ 3,383,260
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		4.9
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		$ 0.12500
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		$ 16,245,995
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 6		4
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 7		$ 0.1875
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 8		$ 953,333
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 9		4.1
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 10		$ 0.2500
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 11		$ 2,325,582
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 12		1.8
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 13		$ 0.5500
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 14		$ 116,279
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		2.4
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 16		$ 0.6000
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 17		$ 5,963
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 18		0.3
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 0.1000
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 2 | shares	20,360,014
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	$ 2
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	$ 0.12500
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 5 | shares	12,332,472
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	3.5
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	$ 0.1875
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 8 | shares	953,333
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	3.5
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	$ 0.5500
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 11 | shares	116,279
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	3.3
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	$ 0.6000
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 14 | shares	5,963
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	3.3